Note 7 - Long-term Debt (Details Textual) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jul. 31, 2020
Debt Instrument, Deferred Debt Amount			$ 5,200,000
Restricted Cash, Total	$ 2,008,593	$ 4,410,376
Interest Expense, Total	$ 3,320,074	$ 2,272,181
Minimum [Member]
Debt Instrument Covenant, Ratio of Fair Value of Vessel to Outstanding Loan Less Cash in Retention Accounts	120.00%
Maximum [Member]
Debt Instrument Covenant, Ratio of Fair Value of Vessel to Outstanding Loan Less Cash in Retention Accounts	140.00%